Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-30.24%
U.S. Treasury Bills-30.24%(b)
0.12%, 08/13/2020	$100,000,000	$99,997,778
0.12%, 09/10/2020(c)	440,000,000	439,961,685
0.13%–0.15%, 10/15/2020(c)	200,000,000	199,962,486
Total U.S. Treasury Securities (Cost $739,879,057)		739,921,949
	Shares
Money Market Funds-65.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e)	1,383,973,234	1,383,973,234
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.21%(d)(e)	208,421,243	$208,421,243
Total Money Market Funds (Cost $1,592,394,477)		1,592,394,477
TOTAL INVESTMENTS IN SECURITIES-95.33% (Cost $2,332,273,534)		2,332,316,426
OTHER ASSETS LESS LIABILITIES-4.67%		114,264,996
NET ASSETS-100.00%		$2,446,581,422
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$179,964,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$126,655,719	$2,754,065,850	$(1,496,748,335)	$-	$-	$1,383,973,234	$3,205,794
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	65,317,922	2,034,566,524	(1,891,463,203)	-	-	208,421,243	1,169,768
Total	$191,973,641	$4,788,632,374	$(3,388,211,538)	$-	$-	$1,592,394,477	$4,375,562

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,280	December-2020	$52,193,689	$4,343,910	$4,343,910
Corn	1,651	December-2020	28,308,584	(1,314,734)	(1,314,734)
Gasoline RBOB	1,181	December-2020	49,047,926	4,765,284	4,765,284
Gold	331	December-2020	59,420,420	6,312,870	6,312,870
LME Copper	168	December-2020	21,654,527	2,729,514	2,729,514
LME Primary Aluminum	533	December-2020	20,503,933	1,367,343	1,367,343
LME Zinc	403	December-2020	19,313,206	2,573,069	2,573,069
Natural Gas	923	January-2021	26,902,305	3,145	3,145
NY Harbor ULSD	790	December-2020	38,562,041	3,755,731	3,755,731
Silver	148	December-2020	13,537,287	4,569,773	4,569,773
Soybean	713	November-2020	31,128,814	688,811	688,811
Sugar No. 11	2,370	October-2020	30,068,506	3,483,110	3,483,110
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2020
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	1,297	December-2020	$33,987,152	$950,786	$950,786
WTI Crude Oil	1,354	December-2020	53,241,529	2,570,351	2,570,351
Total Futures Contracts				$36,798,963	$36,798,963

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Citibank, N.A.	Receive	Citigroup Gobal Markets Limited Commodity Index	0.21%	Monthly	August-2020	$275,000,000	$—	$8,892,004	$8,892,004
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.28	Monthly	August-2020	450,000,000	—	9,972,671	9,972,671
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.26	Monthly	August-2020	420,000,000	—	11,041,992	11,041,992
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCB008 Index	0.24	Monthly	August-2020	350,000,000	—	11,395,215	11,395,215
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.24	Monthly	August-2020	350,000,000	—	10,570,858	10,570,858
Subtotal — Appreciation							—	51,872,740	51,872,740
Commodity Risk
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMA Excess Return Index	0.22	Monthly	August-2020	30,000,000	—	(179,862)	(179,862)
Subtotal — Depreciation							—	(179,862)	(179,862)
Total - Total Return Swap Agreements							$—	$51,692,878	$51,692,878

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $41,570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2020
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Gold	12.62%
	WTI Crude Oil	10.90
	Brent Crude Oil	10.76
	RBOB Gasoline	10.44
	Heating Oil	7.91
	Wheat	6.73
	Sugar	6.52
	Soybean	6.18
	Corn	5.37
	Copper	5.28
	Natural Gas	4.83
	Zinc	4.60
	Aluminium	4.45
	Silver	3.41
	Total	100.00%
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	Gold	12.68%
	Brent Crude Oil	10.78
	WTI Crude Oil	10.71
	RBOB Gasoline	10.46
	Heating Oil	7.92
	Wheat	6.74
	Sugar	6.53
	Soybean	6.19
	Corn	5.38
	Copper	5.29
	Natural Gas	4.84
	Zinc	4.61
	Aluminium	4.46
	Silver	3.41
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2020
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	Gold	12.67%
	WTI Crude Oil	10.89
	Brent Crude Oil	10.76
	RBOB Gasoline	10.43
	Heating Oil	7.90
	Wheat	6.72
	Sugar	6.52
	Soybean	6.17
	Corn	5.37
	Copper	5.28
	Natural Gas	4.83
	Zinc	4.60
	Aluminium	4.45
	Silver	3.41
	Total	100.00%
Morgan Stanley MSCB008 Index
	Long Futures Contracts
	Gold	12.67%
	WTI Crude Oil	10.89
	Brent Crude Oil	10.76
	RBOB Gasoline	10.43
	Heating Oil	7.90
	Wheat	6.72
	Sugar	6.52
	Soybean	6.17
	Corn	5.37
	Copper	5.28
	Natural Gas	4.83
	Zinc	4.60
	Aluminium	4.45
	Silver	3.41
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2020
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Gold	12.68%
	Brent Crude Oil	10.78
	WTI Crude Oil	10.71
	RBOB Gasoline	10.46
	Heating Oil	7.92
	Wheat	6.74
	Sugar	6.53
	Soybean	6.19
	Corn	5.38
	Copper	5.29
	Natural Gas	4.84
	Zinc	4.61
	Aluminium	4.46
	Silver	3.41
	Total	100.00%
Merrill Lynch MLBXIVMA Excess Return Index
	Long Futures Contracts
	Gold	12.80%
	WTI Crude Oil	10.80
	Brent Crude Oil	10.80
	RBOB Gasoline	10.40
	Heating Oil	7.90
	Wheat	6.70
	Sugar	6.50
	Soybean	6.20
	Corn	5.30
	Copper	5.30
	Natural Gas	4.90
	Zinc	4.60
	Aluminium	4.40
	Silver	3.40
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$739,921,949	$-	$739,921,949
Money Market Funds	1,592,394,477	-	-	1,592,394,477
Total Investments in Securities	1,592,394,477	739,921,949	-	2,332,316,426
Other Investments - Assets(a)
Futures Contracts	38,113,697	-	-	38,113,697
Swap Agreements	-	51,872,740	-	51,872,740
	38,113,697	51,872,740	-	89,986,437
Other Investments - Liabilities(a)
Futures Contracts	(1,314,734)	-	-	(1,314,734)
Swap Agreements	-	(179,862)	-	(179,862)
	(1,314,734)	(179,862)	-	(1,494,596)
Total Other Investments	36,798,963	51,692,878	-	88,491,841
Total Investments	$1,629,193,440	$791,614,827	$-	$2,420,808,267

(a)	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.